Cover	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 01, 2025
Entity Registrant Name	Stonepeak-Plus Infrastructure Fund LP
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-56711
Entity Tax Identification Number	33-1582934
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	550 W 34th Street
Entity Address, Address Line Three	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	907-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002045458